Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Net sales	$ 399,016	$ 391,586	$ 783,730	$ 798,285
Cost of sales	294,978	278,813	581,723	573,109
Gross profit	104,038	112,773	202,007	225,176
Selling, general and administrative expenses	52,117	54,158	107,694	113,069
Research and development costs	4,914	4,644	10,043	9,705
Other expenses, net	4,503	1,265	6,978	3,097
Restructuring income	0	40,253	0	40,253
Restructuring expenses	1,034	10,502	1,123	11,768
Income from operations	41,470	82,457	76,169	127,790
Interest and other financial expense, net	7,566	8,777	14,009	17,159
Income from operations before income tax expense and equity in earnings of affiliated companies	33,904	73,680	62,160	110,631
Income tax expense	9,309	20,743	18,748	31,089
Equity in earnings of affiliated companies, net of tax	153	144	290	293
Net income	$ 24,748	$ 53,081	$ 43,702	$ 79,835
Weighted-average shares outstanding (in thousands of shares):
Basic (in shares)	59,984	59,590	59,752	59,456
Diluted (in shares)	61,125	60,743	61,119	60,866
Earnings per share (USD per share):
Basic (in USD per share)	$ 0.41	$ 0.89	$ 0.73	$ 1.34
Diluted (in USD per share)	$ 0.40	$ 0.87	$ 0.72	$ 1.31